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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2009


Check here if Amendment               [ ] Amendment Number : _______
This Amendment (Check only one.):     [ ] is a restatement
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Longhorn Capital Partners, L.P.
Address: 1445 Ross Avenue
         Suite 4450
         Dallas, TX 75202

Form 13F File Number: 28-13393

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kristopher N. Kristynik
Title:  Managing Partner of
        Longhorn Capital Partners, L.P.

Phone:  (214) 452-6260

Signature, Place, and Date of Signing:

/s/ Kristopher N. Kristynik         Dallas, TX                May 15, 2009
---------------------------  ------------------------  -------------------------
         (Signature)              (City, State)                  (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0
Form 13F Information Table Entry Total:      20
Form 13F Information Table Value Total:   124,030
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

         COLUMN 1                COLUMN 2     COLUMN 3 COLUMN 4        COLUMN 5          COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- --------- -------- ----------------------- ---------- -------- ---------------------
                                                                                                               VOTING AUTHORITY
                                 TITLE OF               VALUE   SHRS OR                 INVESTMENT  OTHER   ---------------------
      NAME OF ISSUER              CLASS        CUSIP   (X1000)  PRN AMT SH/PRN PUT/CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
---------------------------- --------------- --------- -------- ------- ------ -------- ---------- -------- ------- ------ ------
Coach Inc                          COM       189754104   2,004  120,000   SH     N/A       SOLE           0 109,284      0 10,716
Crown Holdings Inc                 COM       228368106   4,432  195,000   SH     N/A       SOLE           0 176,882      0 18,118
Discovery Communicatns New      COM SER A    25470F104   6,784  423,500   SH     N/A       SOLE           0 383,072      0 40,428
DISH Network Corp                  CL A      25470M109   4,449  400,440   SH     N/A       SOLE           0 363,376      0 37,064
Expeditors Intl Wash Inc           COM       302130109   4,328  153,000   SH     N/A       SOLE           0 139,338      0 13,662
Greif Inc                          CL A      397624107   4,154  124,780   SH     N/A       SOLE           0 113,023      0 11,757
iShares Inc                  MSCI MEX INVEST 464286822  18,851  690,000   SH     PUT       SOLE           0 619,500      0 70,500
Nordstrom Inc                      COM       655664100   2,178  130,000   SH     N/A       SOLE           0 118,391      0 11,609
L-3 Communications Hldgs Inc       COM       502424104   2,780   41,000   SH     N/A       SOLE           0  36,910      0  4,090
Mastercard Inc                     CL A      57636Q104   6,649   39,700   SH     N/A       SOLE           0  36,157      0  3,543
Microsoft Corp                     COM       594918104   9,040  492,100   SH     N/A       SOLE           0 444,649      0 47,451
Occidental Pete Corp Del           COM       674599105   4,563   82,000   SH     N/A       SOLE           0  74,679      0  7,321
priceline com Inc                COM NEW     741503403   6,822   86,600   SH     N/A       SOLE           0  78,867      0  7,733
Powershares QQQ Trust           UNIT SER 1   73935A104   7,883  260,000   SH     PUT       SOLE           0 233,300      0 26,700
QUALCOMM Inc                       COM       747525103   3,502   90,000   SH     N/A       SOLE           0  81,963      0  8,037
SAIC Inc                           COM       78390X101   4,313  231,000   SH     N/A       SOLE           0 209,877      0 21,123
SPDR Tr                         UNIT SER 1   78462F103  14,075  177,000   SH     N/A       SOLE           0 161,194      0 15,806
SPDR Tr                         UNIT SER 1   78462F103  11,133  140,000   SH     PUT       SOLE           0 127,600      0 12,400
Viacom Inc New                     CL B      92553P201   4,780  275,000   SH     N/A       SOLE           0 250,443      0 24,557
Williams Sonoma Inc                COM       969904101   1,310  130,000   SH     N/A       SOLE           0 118,391      0 11,609